LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
2026	¥ 288
2027	166
2028	142
2029	107
2030	81
Thereafter	183
Total operating lease payments	967
Less: imputed interest	(118)
Total lease liabilities	¥ 849	¥ 755